COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16. COMMITMENTS AND CONTINGENCIES

The Company issues off-balance sheet financial instruments in connection with its lending activities and to meet the financing needs of its customers. These financial instruments include commitments to fund loans, lines of credit and commercial and standby letters of credit. These commitments expose the Company to varying degrees of credit and market risk which are essentially the same as those involved in extending loans to customers and are subject to the Company’s credit policies. The Company follows the same credit policies in making commitments as it does for instruments recorded on the Company’s consolidated balance sheet. Collateral is obtained based on management’s assessment of the customer’s credit risk. The Company’s exposure to credit loss is represented by the contractual amount of these commitments. Fees collected on off-balance sheet financial instruments represent the fair value of those commitments and are deferred and amortized over their term, which is typically one year or less. Amounts funded under non-cancelable commitments in effect at the date of acquisition are Covered Assets under the loss-sharing agreements, if applicable, if certain conditions are met.

Financial Instruments Commitments

Unfunded credit extension commitments are as follows:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Commitments to fund loans	$232,003	$96,359
Unused lines of credit	224,278	168,408
Commercial and standby letters of credit	8,189	4,838

Total	$464,470	$269,605

Commitments to fund loans:

Commitments to fund loans are agreements to lend funds to customers as long as there is no violation of any condition established in the contract. To accommodate the financial needs of customers, the Company makes commitments under various terms to lend funds to consumers and businesses. Commitments to fund loans generally have fixed expiration dates or other termination clauses and may require payment of a fee. Many of these commitments are expected to expire without being funded and, therefore, the total commitment amounts do not necessarily represent future liquidity requirements.

The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral required in connection with an extension of credit is based on management’s credit evaluation of the counterparty.

Unused lines of credit:

Unfunded commitments under lines of credit include commercial, commercial real estate, home equity and consumer lines of credit to existing customers. Some of these commitments may mature without being fully funded.

Commercial and standby letters of credit:

Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support trade transactions or guarantee arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company generally holds collateral supporting those commitments if deemed necessary.

Other Commitments and Contingencies

Legal Proceedings

The Company, from time to time, is involved as plaintiff or defendant in various legal actions arising in the normal course of business. While the ultimate outcome of any such proceedings cannot be predicted with certainty, it is the opinion of management, based upon advice of legal counsel, that no proceedings exist, either individually or in the aggregate, which, if determined adversely to the Company, would have a material effect on the Company’s consolidated balance sheet, results of operations or cash flows.

2009 and 2010 Contingent Placement Fees

In 2009 and 2010, the Company paid Deutsche Bank Securities, Inc. (the “Placement Agent”) a placement fee of $16.8 million and $12.0 million, respectively, as part of the Company’s 2009 and 2010 private placement offerings (the “Offerings”). In addition, the Company is obligated to pay an additional placement fee to the Placement Agent of $10.0 million, related to the Offerings in the event of a completed initial public offering raising at least $100 million of proceeds at a minimum offering price of $20.00 per share (a “Qualified IPO”). As this fee is contingent on a Qualified IPO the additional placement fee has not been recorded as of June 30, 2014. The Company closed a Qualified IPO on August 6, 2014. See Note 18 “Subsequent Events” for further information regarding the 2009 and 2010 contingent placement fees.

NOTE 19. COMMITMENTS AND CONTINGENCIES

The Company issues off-balance sheet financial instruments in connection with its lending activities and to meet the financing needs of its customers. These financial instruments include commitments to fund loans, lines of credit and commercial and standby letters of credit. These commitments expose the Company to varying degrees of credit and market risk which are essentially the same as those involved in extending loans to customers and are subject to the Company’s credit policies. The Company follows the same credit policies in making commitments as it does for instruments recorded on the Company’s consolidated balance sheet. Collateral is obtained based on management’s assessment of the customer’s credit risk. The Company’s exposure to credit loss is represented by the contractual amount of these commitments. Fees collected on off-balance sheet financial instruments represent the fair value of those commitments and are deferred and amortized over their term, which is typically one year or less.

Amounts funded under non-cancelable commitments in effect at the date of acquisition are Covered Assets under the loss-sharing agreements, if applicable, if certain conditions are met.

Financial Instruments Commitments

Total commitments at December 31, 2013, were as follows (in thousands):

	December 31, 2013
	Covered	Uncovered	Total
Commitments to fund loans:
Residential	$5,230	$5,659	$10,889
Commercial and commercial real estate	—	14,746	14,746
Land and development	9	70,715	70,724
Unfunded commitments under lines of credit	11,026	157,382	168,408

Total commitments to fund loans	16,265	248,502	264,767
Commercial and standby letters of credit	—	4,838	4,838

Total	$16,265	$253,340	$269,605

Commitments to fund loans:

Commitments to fund loans are agreements to lend funds to customers as long as there is no violation of any condition established in the contract. To accommodate the financial needs of customers, the Company makes commitments under various terms to lend funds to consumers and businesses. At December 31, 2013 unfunded commitments under lines of credit to commercial and commercial real estate customers represent 81.4% and 7.7%, respectively, of the total amount available under such lines of credit. Commitments to fund loans generally have fixed expiration dates or other termination clauses and may require payment of a fee. Many of these commitments are expected to expire without being funded and, therefore, the total commitment amounts do not necessarily represent future liquidity requirements.

The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral required in connection with an extension of credit is based on management’s credit evaluation of the counterparty.

Commercial and standby letters of credit:

Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support trade transactions or guarantee arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company generally holds collateral supporting those commitments if deemed necessary.

Other Commitments and Contingencies

Legal Proceedings

The Company, from time to time, is involved as plaintiff or defendant in various legal actions arising in the normal course of business. While the ultimate outcome of any such proceedings cannot be predicted with certainty, it is the opinion of management, based upon advice of legal counsel, that no proceedings exist, either individually or in the aggregate, which, if determined adversely to the Company, would have a material effect on the Company’s consolidated balance sheet, results of operations or cash flows.

Leases

The Company and its subsidiaries lease premises and equipment under cancelable and non-cancelable leases, some of which contain renewal options under various terms. All lease agreements contain regular increases in minimum lease payments based either on a consumer price index or scheduled escalation clauses. The leased properties are used primarily for branch operations and administrative office space. Total rental expense on operating leases for the years ended December 31, 2013 and 2012 amounted to $2.2 million and $2.5 million, respectively.

As of December 31, 2013, the Company had entered into non-cancelable operating leases with approximate minimum future rentals as follows (in thousands):

Years ending December 31,	Amount
2014	$2,366
2015	2,337
2016	1,775
2017	1,742
2018	1,713
Thereafter	9,230

Total	$19,163

2009 and 2010 Contingent Placement Fees

In 2009 and 2010, the Company paid Deutsche Bank Securities, Inc. (the “Placement Agent”) a placement fee of $16.8 million and $12.0 million, respectively, as part of the Company’s 2009 and 2010 private placement offerings (the “Offerings”). In addition, the Company is obligated to pay an additional placement fee to the Placement Agent of $14.2 million, related to the Offerings in the event of a completed initial public offering raising at least $100 million of proceeds at a minimum offering price of $20.00 per share (a “Qualified IPO”). As this fee is contingent on a Qualified IPO the additional placement fee has not been recorded. The Company filed a registration statement with the Securities and Exchange Commission during 2011, which remains open.